Portfolio of investments—March 31, 2023 (unaudited)

	Principal	Value
Closed-end fund obligations: 1.24%
California: 1.24%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (54 shares) 4.42% 144Aø	$ 5,400,000	$ 5,400,000
Total Closed-end fund obligations (Cost $5,400,000)		5,400,000

	Interest rate	Maturity date
Municipal obligations: 96.76%
California: 90.71%
Airport revenue: 7.41%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,110,865
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,133,638
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	768,137
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	476,051
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	415,812
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	3,815,000	4,046,871
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,000,000	2,181,090
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,705,000	2,949,924
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,246,724
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,651,301
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,252,187
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	70,000	70,951
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	130,000	131,669
Port of Oakland Revenue Refunding Intermediate Lien Series E	5.00	11-1-2026	1,200,000	1,304,552
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,596,026
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,797,019
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	805,374
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,086,621
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,101,657
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	250,339
				32,376,808
Education revenue: 8.88%
California CDA Revenue Bond California Baptist University Series A 144A	5.13	11-1-2023	175,000	175,450
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	561,051
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00%	4-1-2026	$ 325,000	$ 344,556
California Infrastructure & Economic Development Bank Colburn School Series 2022 (SIFMA Municipal Swap +0.90%) ±	4.87	8-1-2072	5,000,000	4,814,063
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A	6.00	8-1-2023	155,000	156,593
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,310,000	1,240,382
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2033	250,000	250,622
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2035	350,000	343,742
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	840,131
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	226,651
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	281,032
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	284,387
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	314,836
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	620,003
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	638,984
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	682,818
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	726,962
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	796,461
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	539,055
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	583,083
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,110,000	1,112,710
California School Finance Authority Charter School Revenue Aspire Public Schools Issue #5 Series 144A	2.13	8-1-2031	500,000	434,732
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	352,455
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2023	285,000	285,578
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2024	380,000	383,846
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2026	420,000	428,653
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2027	440,000	450,597
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2028	465,000	477,684
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2029	485,000	499,632
See accompanying notes to portfolio of investments

2  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00%	7-1-2030	$ 510,000	$ 523,987
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2031	535,000	547,625
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2032	565,000	576,487
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00	6-1-2031	260,000	245,913
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	400,000	401,803
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	620,000	626,597
California University Revenue Systemwide Series B2	0.55	11-1-2049	6,500,000	5,824,326
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	388,166
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	446,444
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	347,464
The Regents of University of California General Revenue Bonds 2013 Series AK	5.00	5-15-2048	10,000,000	10,027,846
				38,803,407
GO revenue: 21.86%
Aromas-San Juan Unified School District BAN ¤	0.00	8-1-2027	1,375,000	1,168,491
Bassett Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	730,246
Cajon Valley Union School District Refunding Bond	5.00	8-1-2026	340,000	370,114
Cajon Valley Union School District Refunding Bond	5.00	8-1-2027	200,000	222,757
California Refunding Bond Various Purpose	4.00	9-1-2026	6,000,000	6,337,583
California Refunding Bond Various Purpose	5.00	9-1-2023	10,730,000	10,843,203
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	8,505,245
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	3,710,752
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	9,273,223
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	305,538
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	354,289
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	297,609
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	244,692
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	333,548
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	2,000,000
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	811,273
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	196,411
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	154,465
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	178,854
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	253,228
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2033	225,000	223,006
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00%	8-1-2034	$ 375,000	$ 367,785
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2035	520,000	497,035
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	526,216
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,113,246
Newman-Crows Landing Unified School District CAB Series 2022 ¤	0.00	8-1-2025	2,000,000	1,850,926
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	759,142
Oakland CA Unified School District Alameda County	5.00	8-1-2029	10,125,000	10,970,620
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	618,177
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,626,273
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	541,608
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	839,537
Palomar CA Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	926,734
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	163,511
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	270,538
Sacramento CA City Unified School District Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,656,536
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	161,529
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	215,147
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	214,646
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	212,688
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	389,252
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	947,891
San Diego CA Unified School District Election of 2018 Series F 2 Green	5.00	7-1-2024	20,000,000	20,653,174
San Gorgonio CA Memorial Healthcare District Refunding Bond	4.00	8-1-2027	1,090,000	1,058,933
San Gorgonio CA Memorial Healthcare District Refunding Bond	4.00	8-1-2030	580,000	553,680
San Gorgonio CA Memorial Healthcare District Refunding Bond	5.00	8-1-2023	1,000,000	1,000,506
Sierra Kings CA Health Care District Refunding Bond	4.00	8-1-2023	405,000	406,342
Sierra Kings CA Health Care District Refunding Bond	4.00	8-1-2024	420,000	425,593
				95,481,792
Health revenue: 12.15%
California CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	813,274
California CDA Emanate Health Series A	5.00	4-1-2028	755,000	823,289
California CDA Emanate Health Series A	5.00	4-1-2029	795,000	879,569
California CDA Health Facilities Catholic Series F (AGM Insured) €	4.34	7-1-2040	1,000,000	1,000,000
See accompanying notes to portfolio of investments

4  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00%	10-1-2023	$ 500,000	$ 504,768
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	524,425
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	536,174
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	261,571
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	313,796
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	261,567
California HFFA Adventist Health Series A	3.00	3-1-2041	6,125,000	6,127,516
California HFFA Adventist Health Series A	5.00	3-1-2040	4,000,000	4,361,535
California HFFA Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,669,148
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,040,216
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2025	475,000	470,532
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2028	400,000	393,204
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2030	210,000	203,133
California HFFA Providence St Joseph Health Series B	2.00	10-1-2036	5,000,000	4,863,676
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,700,000	4,713,024
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	510,087
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2030	790,000	863,404
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2033	890,000	957,323
California Municipal Finance Authority Revenue Bond Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,031,188
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2024	185,000	189,517
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2025	200,000	209,524
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2026	185,000	198,535
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	927,350
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	428,327
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	1,510,000	1,496,132
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,222,013
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,765,726
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B1	2.75	11-15-2027	520,000	471,103
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B2	2.13	11-15-2026	565,000	515,210
California PFA Revenue Bond Henry Mayo Newhall Hospital	5.00	10-15-2030	1,165,000	1,229,242
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	370,464
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	680,961
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B-2 144A	2.38	11-15-2028	1,000,000	940,650
California Statewide Communities American Baptist Homes West	5.00	10-1-2026	720,000	747,587
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Statewide Communities American Baptist Homes West	5.00%	10-1-2027	$ 1,000,000	$ 1,038,101
California Statewide Communities American Baptist Homes West	5.00	10-1-2028	1,125,000	1,168,502
California Statewide Communities Insured Jewish Home	5.00	11-1-2030	900,000	982,229
Palomar Health Certificate of Participation	5.00	11-1-2023	300,000	302,753
Palomar Health Certificate of Participation	5.00	11-1-2024	300,000	307,341
Palomar Health Certificate of Participation	5.00	11-1-2025	330,000	344,124
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	500,980
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	589,604
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	678,072
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	696,297
Washington Township Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	281,452
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	602,340
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	382,060
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	330,992
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	356,139
				53,075,746
Housing revenue: 6.13%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	710,000	641,467
California CDA Student Housing Revenue Series 2021 (BAM Insured)	5.00	5-15-2026	1,605,000	1,711,009
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	212,792
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	347,357
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	4,958,536	4,978,621
California HFA Municipal Certificate of Participation Series 2021-1 Class A	3.50	11-20-2035	2,911,753	2,772,763
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	755,380
California Municipal Finance Authority Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,214,697
California Municipal Finance Authority Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,507,807
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,500,293
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	728,928
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	442,087
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2030	450,000	501,515
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	449,941
See accompanying notes to portfolio of investments

6  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
FHLMC Multifamily Certificate of Participation Series M 057 Class A	2.40%	10-15-2029	$ 5,975,000	$ 5,616,810
Sacramento CA Housing Authority MFHR (FNMA Insured, FNMA LIQ) ø	3.48	7-15-2029	405,000	405,000
				26,786,467
Industrial development revenue: 0.71%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,086,381
Miscellaneous revenue: 7.75%
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	390,871
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2028	260,000	259,621
California CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,371,630
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2029	630,000	715,475
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2031	730,000	848,565
California Infrastructure & Economic Development Bank Lease Revenue California Teachers Retirement	5.00	8-1-2027	400,000	442,900
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	4.00	11-1-2031	175,000	176,157
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2026	275,000	288,745
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2027	290,000	307,847
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2028	200,000	214,357
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2029	210,000	226,718
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2030	220,000	238,866
California Public Works Board Department of Corrections & Rehabilitation Series D	5.00	9-1-2025	1,160,000	1,200,896
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,958,784
Desert Sands Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,530,582
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2026	140,000	145,682
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	383,301
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	270,389
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2029	265,000	284,184
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	296,692
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	308,998
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00%	6-1-2028	$ 500,000	$ 523,566
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	580,834
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	805,402
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	868,959
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,298,417
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	287,483
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2029	485,000	504,187
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2030	505,000	523,650
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2031	525,000	543,819
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2032	550,000	566,032
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2033	570,000	586,334
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2034	595,000	613,041
Lodi CA PFA Electric Revenue Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,134,911
Los Angeles CA Municipal Improvement Corporation Lease Revenue Series C	5.00	11-1-2030	2,340,000	2,778,403
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,719,973
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2029	520,000	574,737
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2030	710,000	779,273
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2031	745,000	812,208
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	264,098
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	386,765
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	436,459
Santa Barbara County CA Solid Waste System Revenue Certificate of Participation AMT Series B	5.00	12-1-2029	600,000	668,955
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,295,345
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	740,712
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,671,651
				33,826,474
Tax revenue: 11.00%
California Community Facilities District #2015-01	5.00	9-1-2027	335,000	350,628
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,748,861
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,818,016
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	608,915
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	534,669
See accompanying notes to portfolio of investments

8  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00%	8-1-2031	$ 600,000	$ 641,344
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	682,060
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	604,243
Compton CA Community Redevelopment Agency Successor Agency Tax Allocation Refunding Bond Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,322,504
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,032,853
Fontana CA Special Tax Community Facilities District #90 Summit	3.00	9-1-2025	110,000	107,702
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	111,689
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	127,510
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2028	255,000	260,725
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	142,603
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	305,306
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,023,501
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	727,102
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,043,753
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	377,477
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	893,601
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	433,274
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	609,142
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	578,113
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	383,234
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	367,175
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	337,929
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	785,644
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,151,954
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	822,617
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2026	130,000	140,565
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2027	225,000	248,696
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2028	200,000	225,685
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00%	9-1-2029	$ 200,000	$ 230,023
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2030	325,000	380,342
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	199,737
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	498,420
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	848,234
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	403,974
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	333,715
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	1,949,770
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,714,581
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	626,715
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2032	350,000	355,324
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	875,040
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	705,132
San Francisco CA City & County Improvement Area #2 Community Facilities District Series 2022 A 144A	4.00	9-1-2032	1,150,000	1,169,511
San Francisco CA City & County Infrastructure & Revitalization Financing District #1 Facilities Increment Series A 144A	5.00	9-1-2027	500,000	524,670
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,608,300
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	1,953,231
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	465,186
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,761,816
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,213,238
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	163,928
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	267,329
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	154,796
Successor Agency to the Riverside County RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	475,057
Successor Agency to the Riverside County RDA Project Area #1 Series A	5.00	10-1-2023	460,000	464,950
Tracy CA Community Facilities District Special Tax Bonds	4.00	9-1-2024	135,000	135,498
Tracy CA Community Facilities District Special Tax Bonds	4.00	9-1-2025	155,000	156,308
Tracy CA Community Facilities District Special Tax Bonds	5.00	9-1-2028	425,000	453,884
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	556,226
See accompanying notes to portfolio of investments

10  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00%	10-1-2030	$ 500,000	$ 558,276
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	444,886
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,049,445
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,009,197
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	788,873
				48,044,702
Tobacco revenue: 1.74%
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2029	950,000	1,034,325
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2030	200,000	220,172
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2031	225,000	248,924
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2032	250,000	275,873
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	495,387
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	605,106
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	329,259
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2026	3,000,000	3,255,957
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,112,844
				7,577,847
Transportation revenue: 2.65%
Bay Area Toll Authority Toll Bridge Revenue Francisco Bay Area Series E (Barclays Bank plc LOC) ø	3.65	4-1-2055	7,000,000	7,000,000
Bay Area Toll Authority Toll Bridge Revenue Francisco Bay Area Series E (SIFMA Municipal Swap +0.41%) ±	4.38	4-1-2056	1,500,000	1,452,792
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	485,910
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2033	1,425,000	1,678,080
San Joaquin CA Transportation Corridor Agency Toll Road Revenue Refunding Bond Senior Lien Series A	5.00	1-15-2030	865,000	961,282
				11,578,064
Utilities revenue: 8.47%
California CDA PCR Refunding Bond Southern California Edison Company Series A	1.75	9-1-2029	1,500,000	1,285,889
California Community Choice Financing Authority Clean Energy Project Revenue Series B 2 (SIFMA Municipal Swap +0.45%) ±	4.42	2-1-2052	6,300,000	5,884,412
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023C	5.25%	1-1-2054	$ 6,000,000	$ 6,140,864
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021-A	4.00	10-1-2052	11,650,000	11,621,176
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00	2-1-2027	2,290,000	2,317,594
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00	2-1-2028	2,810,000	2,829,943
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	5.00	12-1-2053	6,000,000	6,269,448
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	635,710
				36,985,036
Water & sewer revenue: 1.96%
California Pollution Control Financing Authority Water Furnishing Revenue AMT 144A	5.00	7-1-2031	2,885,000	3,134,220
Lower Tule River Irrigation District Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	747,933
Lower Tule River Irrigation District Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	812,771
Middle Fork Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	3,867,593
				8,562,517
				396,185,241
Guam: 1.18%
Airport revenue: 0.30%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	541,711
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	762,381
				1,304,092
Miscellaneous revenue: 0.88%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,854,016
				5,158,108
Illinois: 2.89%
Miscellaneous revenue: 2.37%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,349,526
Tax revenue: 0.52%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	671,298
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,585,387
				2,256,685
				12,606,211
See accompanying notes to portfolio of investments

12  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 1.29%
Airport revenue: 0.10%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00%	12-1-2032	$ 400,000	$ 435,190
Industrial development revenue: 1.19%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,222,644
				5,657,834
Texas: 0.69%
Industrial development revenue: 0.69%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,001,556
Total Municipal obligations (Cost $433,167,279)				422,608,950

		Yield	Shares
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		4.12	5,231,587	5,232,110
Total Short-term investments (Cost $5,232,602)				5,232,110
Total investments in securities (Cost $443,799,881)	99.20%			433,241,060
Other assets and liabilities, net	0.80			3,498,622
Total net assets	100.00%			$436,739,682

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$26,507,817	$261,337,528	$(282,600,344)	$(11,349)	$(1,542)	$5,232,110	5,231,587	$267,141
See accompanying notes to portfolio of investments

14  |  Allspring California Limited-Term Tax-Free Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$5,400,000	$0	$5,400,000
Municipal obligations	0	422,608,950	0	422,608,950
Short-term investments
Investment companies	5,232,110	0	0	5,232,110
Total assets	$5,232,110	$428,008,950	$0	$433,241,060
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring California Limited-Term Tax-Free Fund  |  15